Warrants (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 14, 2025	Aug. 31, 2025 $ / shares
Warrants [Line Items]
Warrant price per share (in Dollars per share) | $ / shares		$ 2				$ 0.01
Expire term		20 months
Fair value of warrant liability (in Dollars)		$ (690,000)
Amount of warrant redemption (in Dollars)		47,000
Placement Agent Warrants [Member]
Warrants [Line Items]
Purchase of warrants (in Dollars)	$ 60,180
Fair value of warrant liability (in Dollars)		$ 23,606
Class A Ordinary Shares [Member]
Warrants [Line Items]
Purchase of warrants (in Dollars)	$ 2,000,000
Warrant price per share (in Dollars per share) | $ / shares	$ 2.5
Class A Ordinary Shares [Member] | Warrant [Member]
Warrants [Line Items]
Warrants outstanding (in Shares) | shares		2,060,180
Weighted-average exercise price (in Dollars per share) | $ / shares		$ 2.01
Weighted-average remaining contractual term		1 year 10 months 24 days
Stock Price [Member]
Warrants [Line Items]
Fair value of the warrant liability		1.06			1.59
Stock Price [Member] | Placement Agent Warrants [Member]
Warrants [Line Items]
Fair value of the warrant liability		1.59
Stock Price [Member] | Black-Scholes Option Pricing Model [Member]
Warrants [Line Items]
Fair value of the warrant liability		1.59
Exercise price [Member]
Warrants [Line Items]
Fair value of the warrant liability		2			2
Exercise price [Member] | Placement Agent Warrants [Member]
Warrants [Line Items]
Fair value of the warrant liability		2.5
Exercise price [Member] | Black-Scholes Option Pricing Model [Member]
Warrants [Line Items]
Fair value of the warrant liability		2.5
Expected Term [Member]
Warrants [Line Items]
Fair value of the warrant liability		1.93			2.5
Expected Term [Member] | Placement Agent Warrants [Member]
Warrants [Line Items]
Fair value of the warrant liability		2.5
Expected Term [Member] | Black-Scholes Option Pricing Model [Member]
Warrants [Line Items]
Fair value of the warrant liability		2.5
Risk-Free Rate [Member]
Warrants [Line Items]
Fair value of the warrant liability		3.48			3.49
Risk-Free Rate [Member] | Placement Agent Warrants [Member]
Warrants [Line Items]
Fair value of the warrant liability		3.48
Risk-Free Rate [Member] | Black-Scholes Option Pricing Model [Member]
Warrants [Line Items]
Fair value of the warrant liability		3.48
Expected Volatility [Member] | Placement Agent Warrants [Member]
Warrants [Line Items]
Fair value of the warrant liability		100
Expected Volatility [Member] | Black-Scholes Option Pricing Model [Member]
Warrants [Line Items]
Fair value of the warrant liability		58.8